Supplement dated March 20, 2019
to the Prospectus of the following fund:
Fund	Prospectus
Columbia Funds Series Trust II
Columbia Emerging Markets Bond Fund	1/1/2019
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tim Jagger	Head of Emerging Market Debt and Senior Portfolio Manager	Lead Portfolio Manager	March 2019
Christopher Cooke	Deputy Portfolio Manager	Portfolio Manager	2017
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tim Jagger	Head of Emerging Market Debt and Senior Portfolio Manager	Lead Portfolio Manager	March 2019
Christopher Cooke	Deputy Portfolio Manager	Portfolio Manager	2017
Mr. Jagger joined Threadneedle, a Participating Affiliate, in 2017 as a Director in Threadneedle's Singapore office and was elevated to his current role as Head of Emerging Market Debt in Threadneedle's London office in 2018. Prior to joining Threadneedle, Mr. Jagger was a Senior Portfolio Manager, Asian Credit, and the lead manager for Asian High Yield funds at Aviva Investors from 2012 through 2016. Mr. Jagger began his investment career in 1992 and earned a Master of Arts in Economics from the University of St. Andrews (Scotland).
Mr. Cooke joined Threadneedle, a Participating Affiliate, in 2008. Prior to becoming Deputy Portfolio Manager in 2017, Mr. Cooke served as a portfolio analyst since 2013 and, prior to that, served as a graduate trainee and business analyst. Mr. Cooke began his investment career in 2008 and earned a BSc in computer science and artificial intelligence from the Aberystwyth University (Wales).
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP141_08_003_(03/19)